Debt, cash and cash equivalents - Summary of Net Debt by Type Valuation of Redemption (Details) € in Millions, $ in Billions	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt	€ 221		€ 112
Total debt	21,893		18,702
Cash and cash equivalents	(6,350)		(7,657)
Interest rate and currency derivatives used to manage cash and cash equivalents	(30)		(37)
Net debt	15,513		11,008
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	18,301		17,471
Other bank borrowings	3,340		990
Other borrowings	1		1
Bank credit balances	136		242
Interest rate and currency derivatives used to manage debt	90		12
Total debt	21,868		18,716
Cash and cash equivalents	(6,350)		(7,657)
Interest rate and currency derivatives used to manage cash and cash equivalents	(30)		(37)
Net debt	15,488		11,022
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	14,702		14,306
Other bank borrowings	49		54
Other borrowings	0		0
Bank credit balances	0		0
Interest rate and currency derivatives used to manage debt	0		0
Total debt	14,751		14,360
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	3,599		3,165
Other bank borrowings	3,291		936
Other borrowings	1		1
Bank credit balances	136		242
Interest rate and currency derivatives used to manage debt	90		12
Total debt	7,117		4,356
Value on redemption | United States | Net Investment Hedge
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Notional amount | $		$ 3
Value on redemption | Commercial paper program in USA | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Other bank borrowings	3,217
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	0		0
Interest rate and currency derivatives used to manage cash and cash equivalents	0		0
Net debt	14,751		14,360
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	(6,350)		(7,657)
Interest rate and currency derivatives used to manage cash and cash equivalents	(30)		(37)
Net debt	€ 737		€ (3,338)